BORROWINGS (Long-Term Borrowings) (Details)			12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 China Construction Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2013 China Construction Bank [Member] Facility Two [Member] CNY	Dec. 31, 2013 Huaxia Bank [Member] USD ($)	Dec. 31, 2013 Huaxia Bank [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] USD ($)	Dec. 31, 2012 Huaxia Bank [Member] CNY	Dec. 31, 2013 Huaxia Bank [Member] Facility One [Member] USD ($)	Dec. 31, 2013 Huaxia Bank [Member] Facility One [Member] CNY	Dec. 31, 2013 Huaxia Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2013 Huaxia Bank [Member] Facility Two [Member] CNY	Dec. 31, 2013 Bank of China [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] CNY	Dec. 31, 2013 Chongqing Rural Commercial Bank [Member] USD ($)	Dec. 31, 2013 Chongqing Rural Commercial Bank [Member] CNY
Debt Instrument [Line Items]
Initiation date of credit facility			Jan. 21, 2009	Jan. 21, 2009	Sep. 28, 2011	Sep. 28, 2011							Sep. 30, 2011	Sep. 30, 2011	Oct. 26, 2011	Oct. 26, 2011
Term of facility			6 years	6 years	4 years	4 years							6 years	6 years	4 years	4 years
Maximum borrowing amount of credit facility			$ 66,100,000	400,000,000	$ 66,100,000	400,000,000							$ 161,900,000	980,000,000	$ 406,600,000	245,500,000
Interest rate spread over rate issued by People's Bank of China													5.00%	5.00%	10.00%	10.00%
Amount drawn down			66,100,000	400,000,000	62,800,000	380,000,000			21,500,000	130,000,000	41,300,000	250,000,000	123,900,000	750,000,000	40,600,000	245,500,000
Amount repaid			60,000,000	357,000,000	27,100,000	164,000,000									22,300,000	135,000,000
Fixed interest rate									6.65%	6.65%	6.90%	6.90%
Amount of collateral					8,500,000	52,000,000
Amount available for future draw down							$ 3,300,000	20,000,000					$ 38,000,000	230,000,000
Weighted average interest rate	7.20%	7.20%